Seward & Kissel LLP
901 K Street, N.W.
Suite 800
Washington, D.C. 20001
(202) 737-8833 (phone)
(202) 737-5184 (fax)

January 14, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Cap Fund, Inc.
- AB International Growth Portfolio (the “Fund”)
(File No. 2-29901)

Ladies and Gentlemen:

On behalf of the Fund, we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus for the Fund that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Fund’s registration statement that was filed electronically with the Securities and Exchange Commission on January 12, 2026.

A definitive form of the Statement of Additional Information for the Fund was filed separately pursuant to Rule 497(c) on January 14, 2026.

If you have any questions regarding the foregoing, please call me at the above referenced number.

Sincerely,

/s/ Linda Y. Kim
Linda Y. Kim